PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property Equipment And Leasehold Improvements Details Narrative
Depreciation expense	$ 392,883	$ 9,211